LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN SCHEDULE A

The following supplements information in the Prospectus and Statement of Additional Information concerning Letters of Intent:

Effective February 27, 2009, purchases made within 90 days prior to the date of a Letter of Intent will no longer be considered eligible to be treated as purchases made under such letter for the purpose of receiving a reduced sales charge. Such purchases will continue to be credited toward your Letter of Intent asset goal.

Investors who have entered into a Letter of Intent prior to the date of this supplement will continue to be eligible to treat such purchases as purchases made under the Letter of Intent.

For more information and to determine which shares may be credited toward your Letter of Intent asset goal, please contact your Service Agent.

Schedule A

Fund Name	Date of Prospectus and SAI

LEGG MASON PARTNERS EQUITY TRUST
Legg Mason Partners Aggressive Growth Fund	December 15, 2008
Legg Mason Partners All Cap Fund	August 8, 2008
Legg Mason Partners Appreciation Fund	April 28, 2008
Legg Mason Partners Capital and Income Fund	April 28, 2008
Legg Mason Partners Capital Fund	April 28, 2008
Legg Mason Partners Convertible Fund	November 7, 2008
Legg Mason Partners Equity Fund	April 28, 2008
Legg Mason Partners Financial Services Fund	July 20, 2008
Legg Mason Partners Fundamental Value Fund	January 28, 2009
Legg Mason Partners Global Equity Fund	April 28, 2008

Fund Name	Date of Prospectus and SAI
Legg Mason Partners Investors Value Fund	April 28, 2008
Legg Mason Partners Large Cap Growth Fund	April 28, 2008
Legg Mason Partners Lifestyle Allocation 30%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 50%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 70%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 85%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 100%	May 1, 2008
Legg Mason Partners Lifestyle Income Fund	May 1, 2008
Legg Mason Partners Mid Cap Core Fund	March 20, 2008
Legg Mason Partners Small Cap Core Fund	April 28, 2008
Legg Mason Partners Small Cap Growth Fund	April 28, 2008
Legg Mason Partners Small Cap Value Fund	January 28, 2009
Legg Mason Partners Social Awareness Fund	May 30, 2008
Legg Mason Partners Target Retirement 2015	September 2, 2008
Legg Mason Partners Target Retirement 2020	September 2, 2008
Legg Mason Partners Target Retirement 2025	September 2, 2008
Legg Mason Partners Target Retirement 2030	September 2, 2008
Legg Mason Partners Target Retirement 2035	September 2, 2008
Legg Mason Partners Target Retirement 2040	September 2, 2008
Legg Mason Partners Target Retirement 2045	September 2, 2008
Legg Mason Partners Target Retirement 2050	September 2, 2008
Legg Mason Partners Target Retirement Fund	September 2, 2008
Legg Mason Partners U.S. Large Cap Equity Fund	April 28, 2008

LEGG MASON PARTNERS INCOME TRUST
Legg Mason Partners Adjustable Rate Income Fund	September 12, 2008
Legg Mason Partners California Municipals Fund	June 11, 2008
Legg Mason Partners Core Bond Fund	November 25, 2008
Legg Mason Partners Core Plus Bond Fund	November 25, 2008
Legg Mason Partners Strategic Income Fund	November 25, 2008
Legg Mason Partners Global High Yield Bond Fund	April 28, 2008
Legg Mason Partners Government Securities Fund	April 28, 2008

Fund Name	Date of Prospectus and SAI
Legg Mason Partners High Income Fund	November 25, 2008
Legg Mason Partners Intermediate Maturity California Municipals Fund	March 20, 2008
Legg Mason Partners Intermediate Maturity New York Municipals Fund	March 20, 2008
Legg Mason Partners Intermediate-Term Municipals Fund	July 20, 2008
Legg Mason Partners Corporate Bond Fund	April 28, 2008
Legg Mason Partners Managed Municipals Fund	June 11, 2008
Legg Mason Partners Massachusetts Municipals Fund	March 20, 2008
Legg Mason Partners Municipal High Income Fund	November 25, 2008
Legg Mason Partners New Jersey Municipals Fund	July 20, 2008
Legg Mason Partners New York Municipals Fund	July 20, 2008
Legg Mason Partners Oregon Municipals Fund	August 8, 2008
Legg Mason Partners Pennsylvania Municipals Fund	July 20, 2008
Legg Mason Partners Short-Term Bond Fund	April 28, 2008
Western Asset Emerging Markets Debt Portfolio	February 2, 2009

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